Income Taxes Income Taxes (Income Tax Expense Benefit Tables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current income tax expense	$ 6.7	$ 31.5	$ 59.1
Deferred tax expense (benefit)	15.3	35.5	(12.9)
Total income tax expense	22.0	67.0	46.2
Expected income tax expense based on federal statutory rate of 35%	20.0	65.1	44.6
State income taxes, net of federal benefit and other	3.8	1.9	1.6
Other taxes (benefit)	$ (1.8)	$ 0	$ 0